Capital Stock - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 10, 2013	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted stock, anti-dilutive			7,000,000	4,500,000	6,800,000
Common stock share purchase, shares			40,000,000
Common stock share repurchase, shares	32,200,000			20,950,729	11,221,919
Common stock share repurchase, per share	$ 88.96
Dividends, Common stock			$ 1.00	$ 0.95	$ 0.77
Shares authorized and available for grant under 2011 Plan			18,000,000
Compensation expense			$ 100,000,000	$ 148,000,000	$ 136,000,000
Stock-based compensation expenses, after tax			65,000,000	95,000,000	94,000,000
Intrinsic value of options exercised			3,000,000	13,000,000	4,000,000
Cash received from exercise of options			16,000,000
Additional tax benefit for the amount of intrinsic value in excess of compensation cost			$ 973,767
Granted, Weighted Average Grant-Date Fair Value			$ 61.65
Restricted stock, capitalized			$ 53,000,000	62,000,000	55,000,000
Unvested restricted stock units			4,570,203
Percentage of additional vest on succeeding anniversaries			25.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			$ 90,000,000	93,000,000	82,000,000
Stock-based compensation expenses, after tax			58,000,000	$ 60,000,000	$ 53,000,000
Total compensation cost related to non-vested options not yet recognized			$ 217,000,000
Compensation expense			2,976,000	3,046,744	3,098,029
Granted, Weighted Average Grant-Date Fair Value			$ 61.65	$ 86.87	$ 82.95
Restricted stock, capitalized			$ 48,000,000	$ 43,000,000	$ 30,000,000
Weighted-average remaining life of unvested restricted stock units			1 year 1 month 6 days
Total fair value of restricted stock awards vested			$ 149,000,000	$ 138,000,000	$ 88,000,000
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		2,881,924
Subsequent Event [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		119,000,000
Granted, Weighted Average Grant-Date Fair Value		$ 41.24
Non Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, vested (Percentage)			50.00%
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period in which stock options expires after grant date			10 years
Total compensation cost related to non-vested options not yet recognized			$ 5,000,000
Equity Option [Member] | Scenario, Forecast [Member] | 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 9,000,000
Period in which stock options become exercisable		3 years
Options Issued		872,574